Dec. 28, 2018
GOLDMAN SACHS TRUST

Capital Shares of the

Goldman Sachs Financial Square Federal Instruments Fund

(the “Fund”)

Supplement dated November 29, 2019 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated

December 28, 2018, as supplemented to date

Effective December 2, 2019 (the “Effective Date”), Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) has agreed to increase its waiver of a portion of the management fee equal annually to 0.06% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Accordingly, on the Effective Date, the Fund’s Summary Prospectus and Prospectus are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Federal Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Summary Prospectus:

Federal Instruments Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees[1]	0.18%
Other Expenses	0.21%
Shareholder Administration Fees	0.15%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.39%
Fee Waiver and Expense Limitation[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.29%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]
The Investment Adviser has agreed to: (i) not impose a portion of the Management Fee equal annually to 0.06% of the Fund’s average daily net assets through at least December 27, 2020; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 28, 2019. Prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table included in the “Financial Square Federal Instruments Fund—Summary—Expense Example” section of the Prospectus and the “Expense Example” section of the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Capital Shares	$30	$115	$209	$483